Investment Objectives and Goals	Jan. 28, 2026
3EDGE Dynamic Fixed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	3EDGE Dynamic Fixed Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The 3EDGE Dynamic Fixed Income ETF (the “Fund”) seeks total return through capital appreciation and current income consistent with the preservation of capital.
3EDGE Dynamic Hard Assets ETF
Prospectus [Line Items]
Risk/Return [Heading]	3EDGE Dynamic Hard Assets ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The 3EDGE Dynamic Hard Assets ETF (the “Fund”) seeks capital appreciation in rising markets while limiting losses during periods of decline.
3EDGE Dynamic International Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	3EDGE Dynamic International Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The 3EDGE Dynamic International Equity ETF (the “Fund”) seeks capital appreciation in rising markets while limiting losses during periods of decline.
3EDGE Dynamic US Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	3EDGE Dynamic US Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The 3EDGE Dynamic US Equity ETF (the “Fund”) seeks capital appreciation in rising markets while limiting losses during periods of decline.
Cullen Enhanced Equity Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	CULLEN ENHANCED EQUITY INCOME ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Cullen Enhanced Equity Income ETF (the “Fund”) seeks long-term capital appreciation and current income.
Vontobel U.S. Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	VONTOBEL U.S. EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Vontobel U.S. Equity Fund (the “Fund”) seeks long-term capital appreciation.